Label	Element	Value
Treasury shares [member]
Shares Issued, Price Per Share1	nomd_SharesIssuedPricePerShare1	$ 16.78
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	(5,401,700)